Income taxes - Schedule of Tax Effect on Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Non-capital loss, capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$ 849.8	$ 781.8
Outside basis in renewable energy assets	0.0	140.2
Environmental obligation	12.5	9.1
Regulatory liabilities	171.8	164.4
Other	46.7	58.2
Total deferred income tax assets	1,080.8	1,153.7
Less: valuation allowance	(318.7)	(281.9)	$ (5.6)
Total deferred tax assets	762.1	871.8
Deferred tax liabilities:
Property, plant and equipment	915.9	866.5
Pension and OPEB	16.8	9.2
Outside basis differentials	88.5	165.0
Regulatory accounts	348.8	329.3
Other	54.7	67.8
Total deferred tax liabilities	1,424.7	1,437.8
Net deferred tax liabilities	(662.6)	(566.0)
Deferred tax assets	26.3	11.2
Deferred tax liabilities	$ (688.9)	$ (577.2)